Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(1) Summary of Significant Accounting Policies

        The accounting and reporting policies of International Bancshares Corporation ("Corporation") and Subsidiaries (the Corporation and Subsidiaries collectively referred to herein as the "Company") conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The following is a description of the more significant of those policies.

Consolidation and Basis of Presentation

        The consolidated financial statements include the accounts of the Corporation and its wholly-owned bank subsidiaries, International Bank of Commerce, Laredo ("IBC"), Commerce Bank, International Bank of Commerce, Zapata, International Bank of Commerce, Brownsville, and the Corporation's wholly-owned non-bank subsidiaries, IBC Subsidiary Corporation, IBC Life Insurance Company, IBC Trading Company, Premier Tierra Holdings, Inc. and IBC Capital Corporation. All significant inter-company balances and transactions have been eliminated in consolidation.

        The Company, through its subsidiaries, is primarily engaged in the business of banking, including the acceptance of checking and savings deposits and the making of commercial, real estate, personal, home improvement, automobile and other installment and term loans. The primary markets of the Company are South, Central, and Southeast Texas and the state of Oklahoma. Each bank subsidiary is very active in facilitating international trade along the United States border with Mexico and elsewhere. Although the Company's loan portfolio is diversified, the ability of the Company's debtors to honor their contracts is primarily dependent upon the economic conditions in the Company's trade area. In addition, the investment portfolio is directly impacted by fluctuations in market interest rates. The Company and its bank subsidiaries are subject to the regulations of certain Federal agencies as well as the Texas Department of Banking and undergo periodic examinations by those regulatory authorities. Such agencies may require certain standards or impose certain limitations based on their judgments or changes in law and regulations.

        The Company owns two insurance-related subsidiaries, IBC Life Insurance Company and IBC Insurance Agency, Inc., a wholly owned subsidiary of IBC, the bank subsidiary. Neither of the insurance-related subsidiaries conducts underwriting activities. The IBC Life Insurance Company is in the business of reinsuring credit life and credit accident and health insurance. The business is assumed from an unaffiliated insurer and the only business written is generated by the bank subsidiaries of the Company. The risk assumed on each of the policies is not significant to the consolidated financial statements.

        The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the statement of condition and income and expenses for the periods. Actual results could differ significantly from those estimates. Material estimates that are particularly susceptible to significant changes in the near-term relate to the determination of the allowance for probable loan losses.

Subsequent Events

        The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events.

Investment Securities

        The Company classifies debt and equity securities into one of these categories: held-to-maturity, available-for-sale, or trading. Such classifications are reassessed for appropriate classification at each reporting date. Securities that are intended and expected to be held until maturity are classified as "held-to-maturity" and are carried at amortized cost for financial statement reporting. Securities that are not positively expected to be held until maturity, but are intended to be held for an indefinite period of time are classified as "available-for-sale" or "trading" and are carried at their fair value. Unrealized holding gains and losses are included in net income for those securities classified as "trading", while unrealized holding gains and losses related to those securities classified as "available-for-sale" are excluded from net income and reported net of tax as other comprehensive income and in shareholders' equity as accumulated other comprehensive income until realized. The Company did not maintain any trading securities during the three year period ended December 31, 2011.

        Mortgage-backed securities held at December 31, 2011 and 2010 represent participating interests in pools of long-term first mortgage loans originated and serviced by the issuers of the securities. Mortgage-backed securities are either issued or guaranteed by the U.S. Government or its agencies including the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae") or other non-government entities. Investments in mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U. S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the security.

        Premiums and discounts are amortized using the level yield or "interest method" over the terms of the securities. Declines in the fair value of held-to-maturity and available-for sale-securities below their cost that are deemed to be other than temporary are reflected in earnings as realized losses. In determining whether other-than-temporary impairment exists, management considers many factors, including (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent of the Company to hold and the determination of whether the Company will more likely than not be required to sell the security prior to a recovery in fair value. If the Company determines that (1) it intends to sell the security or (2) it is more likely than not that it will be required to sell the security before it's anticipated recovery, the other-than-temporary impairment that is recognized in earnings is equal to the difference between the fair value of the security and the Company's amortized cost in the security. If the Company determines that it (1) does not intend to sell the security and (2) it will not be more likely than not required to sell the security before it's anticipated recovery, the other-than-temporary impairment is segregated into its two components (1) the amount of impairment related to credit loss and (2) the amount of impairment related to other factors. The difference between the present value of the cash flows expected to be collected and the amortized cost is the credit loss recognized through earnings and an adjustment to the cost basis of the security. The amount of impairment related to other factors is included in other comprehensive income (loss). Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

Provision and Allowance for Probable Loan Losses

        The allowance for probable loan losses is maintained at a level considered adequate by management to provide for probable loan losses. The allowance is increased by provisions charged to operating expense and reduced by net charge-offs. The provision for probable loan losses is the amount, which, in the judgment of management, is necessary to establish the allowance for probable loan losses at a level that is adequate to absorb known and inherent risks in the loan portfolio.

        Management believes that the allowance for probable loan losses is adequate. While management uses available information to recognize losses on loans, future additions to the allowance may be necessary based on changes in economic conditions. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company's bank subsidiaries' allowances for probable loan losses. Such agencies may require the Company's bank subsidiaries to make additions or reductions to their GAAP allowances based on their judgments of information available to them at the time of their examination.

Loans

        Loans are reported at the principal balance outstanding, net of unearned discounts. Interest income on loans is reported on an accrual basis. Loan fees and costs associated with originating the loans are amortized over the life of the loan using the interest method. The Company originates mortgage loans that may subsequently be sold to an unaffiliated third party. The loans are not securitized and if sold, are sold without recourse. Loans held for sale are carried at cost and the principal amount outstanding is not significant to the consolidated financial statements.

Impaired Loans

        Impaired loans are those loans where it is probable that all amounts due according to contractual terms of the loan agreement will not be collected. Impaired loans are measured based on (1) the present value of expected future cash flows discounted at the loan's effective interest rate; (2) the loan's observable market price; or (3) the fair value of the collateral if the loan is collateral dependent. Substantially all of the Company's impaired loans are measured at the fair value of the collateral. In limited cases the Company may use other methods to determine the level of impairment of a loan if such loan is not collateral dependent.

Non-Accrual Loans

        The non-accrual loan policy of the Company's bank subsidiaries is to discontinue the accrual of interest on loans when management determines that it is probable that future interest accruals will be un-collectible. As it relates to consumer loans, management charges off those loans when the loan is contractually 90 days past due. Under special circumstances, a consumer or non-consumer loan may be more than 90 days delinquent as to interest or principal and not be placed on non-accrual status. This situation generally results when a bank subsidiary has a borrower who is experiencing financial difficulties, but not to the extent that requires a restructuring of indebtedness. The majority of this category is composed of loans that are considered to be adequately secured and/or for which there are expected future payments. When a loan is placed on non-accrual status, any interest accrued, not paid is reversed and charged to operations against interest income. As it relates to non-consumer loans that are not 90 days past due, management will evaluate each of these loans to determine if placing the loan on non-accrual status is warranted. Interest income on non-accrual loans is recognized only to the extent payments are received or when, in management's opinion, the debtor's financial condition warrants reestablishment of interest accruals.

Other Real Estate Owned

        Other real estate owned is comprised of real estate acquired by foreclosure and deeds in lieu of foreclosure. Real estate acquired by foreclosure and deeds in lieu of foreclosure are initially recorded at fair value less estimated selling costs (as determined by independent appraisal). Prior to foreclosure, the value of the underlying loan is written down to the fair value of the real estate to be acquired by a charge to the allowance for probable loan losses, if necessary. Any subsequent write-downs are charged against other non-interest expense. Other real estate owned totaled $86,626,000 and $87,192,000 at December 31, 2011 and 2010, respectively. Other real estate owned is included in other assets.

Bank Premises and Equipment

        Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the assets. Repairs and maintenance are charged to operations as incurred and expenditures for renewals and betterments are capitalized.

Other Investments

        Other investments include equity investments in non-financial companies, bank owned life insurance, as well as equity securities with no readily determinable fair market value. Equity investments are accounted for using the equity method of accounting. Equity securities with no readily determinable fair value are accounted for using the cost method.

Income Taxes

        Deferred income tax assets and liabilities are determined using the asset and liability method. Under this method, the net deferred tax asset or liability is determined based on the tax effects of the differences between the book and tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. The Company files a consolidated federal income tax return with its subsidiaries.

        Recognition of deferred tax assets is based on management's belief that the benefit related to certain temporary differences, tax operating loss carry forwards, and tax credits are more likely than not to be realized. A valuation allowance is recorded for the amount of the deferred tax items for which it is more likely than not that the tax benefits will not be realized.

        The Company evaluates uncertain tax positions at the end of each reporting period. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefit recognized in the financial statements from any such a position is measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. As of December 31, 2011 and 2010, respectively, after evaluating all uncertain tax positions, the Company has recorded no liability for unrecognized tax benefits at the end of the reporting period. The Company would recognize any interest accrued on unrecognized tax benefits as other interest expense and penalties as other non-interest expense. During the years ended December 31, 2011, 2010 and 2009, the Company recognized no interest expense or penalties related to uncertain tax positions.

        The Company files consolidated tax returns in the U.S. Federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2008.

Stock Options

        Compensation expense for stock awards is based on the market price of the stock on the measurement date, which is generally the date of grant, and is recognized ratably over the service period of the award. The fair value of stock options granted was estimated, using the Black-Sholes-Merton option-pricing model. This model was developed for use in estimating the fair value of publicly traded options that have no vesting restrictions and are fully transferable. Additionally, the model requires the input of highly subjective assumptions. Because the Company's employee stock options have characteristics significantly different from those of publicly traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the Black-Scholes-Merton option-pricing model does not necessarily provide a reliable single measure of the fair value of the Company's stock options.

Net Income Per Share

        Basic Earnings Per Share ("EPS") is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Goodwill and Identified Intangible Assets

        Goodwill represents the excess of costs over fair value of assets of businesses acquired. Goodwill is tested for impairment at least annually or on an interim basis if an event triggering impairment may have occurred. As of October 1, 2011, after completing goodwill testing, the Company has determined that no goodwill impairment exists.

        Identified intangible assets are acquired assets that lack physical substance but can be distinguished from goodwill because of contractual or other legal rights or because the asset is capable of being sold or exchanged either on its own or in combination with a related contract, asset, or liability. The Company's identified intangible assets relate to core deposits and contract rights. As of December 31, 2011, the Company has determined that no impairment of identified intangibles exists. Identified intangible assets with definite useful lives are amortized on an accelerated basis over their estimated life. See Note 6—Goodwill and Other Intangible Assets.

Impairment of Long-Lived Assets

        Long-lived assets, such as property, plant and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying value of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying value of the asset exceeds the fair value of the asset. Assets to be disposed of would be separately presented in the statement of condition and reported at the lower of the carrying value or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group classified as held for sale would be presented separately in the appropriate asset and liability sections of the statement of condition.

Consolidated Statements of Cash Flows

        For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with a maturity at date of purchase of three months or less to be cash equivalents. Also, the Company reports transactions related to deposits and loans to customers on a net basis.

Accounting for Transfers and Servicing of Financial Assets

        The Company accounts for transfers and servicing of financial assets and extinguishments of liabilities based on the application of a financial-components approach that focuses on control. After a transfer of financial assets, the Company recognizes the financial and servicing assets it controls and liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. The Company has retained mortgage servicing rights in connection with the sale of mortgage loans. Because the Company may not initially identify loans as originated for resale, all loans are initially treated as held for investment. The value of the mortgage servicing rights are reviewed periodically for impairment and are amortized in proportion to, and over the period of estimated net servicing income or net servicing losses. The value of the mortgage servicing rights is not significant to the consolidated statements of condition.

Segments of an Enterprise and Related Information

        The Company operates as one segment. The operating information used by the Company's chief executive officer for purposes of assessing performance and making operating decisions about the Company is the consolidated financial statements presented in this report. The Company has four active operating subsidiaries, namely, the bank subsidiaries, otherwise known as International Bank of Commerce, Laredo, Commerce Bank, International Bank of Commerce, Zapata and International Bank of Commerce, Brownsville.

Comprehensive Income

        Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale.

Advertising

        Advertising costs are expensed as incurred.

Reclassifications

        Certain amounts in the prior year's presentations have been reclassified to conform to the current presentation. These reclassifications had no effect on previously reported net income or total assets.

        Additionally, subsequent to the filing of the Company's annual report on Form 10-K for the year ended December 31, 2009, the Company identified that cash flows arising from the purchases of available-for-sale securities, not yet settled, had been presented at the end of the prior period in the consolidated statement of cash flows as part of cash flows from operating activities instead of investing activity. The change resulted in a reclassification of $84.8 million for the year ended December 31, 2009 from net cash provided by operating activities to net cash provided by investing activities, which did not alter the net change in cash and cash equivalents reported. The impact of this reclassification is not considered material to the financial statements previously presented on the Form 10-K for the year ended December 31, 2009.

New Accounting Standards

        In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-06, to ASC 820, "Fair Value Measurements and Disclosures." The Update amends prior accounting guidance regarding fair value disclosures including required disclosure of (i) significant amounts of transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers (ii) detailed gross information about activity related to assets or liabilities included in Level 3 of the fair value hierarchy for recurring fair value measurements, (iii) the policy for determining when transfers between the levels of the fair value hierarchy are recognized and (iv) the reasons for transfers of assets or liabilities in or out of Level 3 of the fair value hierarchy, with significant transfers disclosed separately. The Update further clarifies that (i) fair value disclosures should be provided for each class of assets and liabilities, where class would generally be a subset of assets or liabilities within a line item in the consolidated financial statements and (ii) disclosures about fair value inputs and techniques used for both recurring and nonrecurring fair value measurements included in Level 2 and 3 of the fair value hierarchy. The disclosures related to the detailed gross information about activity related to assets or liabilities included in Level 3 of the fair value hierarchy for recurring fair value measurements were required for the Company beginning on January 1, 2011. The remaining disclosure requirements became effective for the Company on January 1, 2010. The adoption of the update to existing accounting standards did not have a significant impact on the Company's consolidated financial statements.

        In July 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-20, to ASC 310, "Receivables." The Update amends existing disclosure requirements regarding an entity's financing receivables. The main objective of the Update is intended to provide users of financial statements with greater transparency regarding an entity's allowance for credit losses and the quality of its financing receivables. The Update requires additional disclosures about (i) the credit risk inherent in the entity's portfolio of financing receivables, (ii) how the inherent risk in the portfolio is analyzed and assessed in arriving at the allowance for credit loss, and (iii) the changes and reasons for changes in the allowance for credit loss. Additionally, the Update clarifies that disclosures should be made on a disaggregated basis as defined in the Update—portfolio segment and class of financing receivable. Portfolio segment is defined as the level at which the entity develops and documents a systematic method for determining its allowance for credit loss and class of financing receivable is defined as a disaggregation of a portfolio segment. Existing disclosures are amended by the Update to include (i) a roll forward of the allowance for credit losses by portfolio segment with the ending balance disaggregated on the basis of impairment method, (ii) for each disaggregated balance, the related recorded investment in the financing receivable, (iii) the non-accrual status of financing receivable by class of financing receivable, and (iv) impaired financing receivables by class. Additional disclosures required by the Update include (i) credit quality indicators by class of financing receivable, (ii) the aging of past due financing receivables by class of financing receivable, (iii) the nature and extent of troubled debt restructuring that occurred during the reporting period and their effect on the allowance for credit losses, (iv) the nature and extent of troubled debt restructurings within the previous 12 months that defaulted during the reporting period, by class of financing receivable and their impact on the allowance for credit loss, and (v) significant purchases and sales of financing receivables during the reporting period disaggregated by portfolio segment. The Update was effective for the Company as of December 31, 2010, as it relates to disclosures required at the end of a reporting period. Disclosures that relate to activity during a reporting period were required for the Company for the fiscal year ending December 31, 2011. Please see Note 4—Allowance for Probable Loan Losses.

        In December 2010, the Financial Accounting Standards Board issued Accounting Standards Update No. 2010-28, to ASC 350, "Intangibles—Goodwill and Other." The Update modifies Step 1 of the goodwill impairment test for reporting units that have zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The qualitative factors that should be evaluated in making the more likely than not determination are consistent with existing guidance in ASC 350. The Update will be effective for the Company for interim and fiscal years beginning after December 15, 2010. The adoption of the update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-02, to ASC 310, "Receivables." The Update clarifies which loan modifications are troubled debt restructurings and provides additional guidance to help creditors determine whether a modification of a loan meets the criteria to be considered a troubled debt restructuring. For modifications that are troubled debt restructurings, the Update requires that a creditor separately conclude that (i) the restructuring constitutes a concession, and (ii) the debtor is experiencing financial difficulties. The Update became effective for the first interim or annual period beginning on or after June 15, 2011 and was applied retrospectively for the 2011 annual reporting period. The adoption of the Update did not have a significant impact on the Company's consolidated financial statements.

        In April 2011, the Financial Accounting Standards Board issued Accounting Standards Update No 2011-03, to ASC 860, "Transfers and Servicing." The Update is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The Update removes the following from the assessment of effective control included in existing literature (i) the criteria requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criteria. The Update is effective for the first interim or annual period beginning on or after December 15, 2011 and is to be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, to ASC 820, "Fair Value Measurement." The Update is intended to converge the fair value measurement guidance in U.S. GAAP with International Financial Reporting Standards. The Update clarifies the application of existing fair value measurement requirements, changes certain principles in existing guidance and requires additional fair value disclosures. The Update is effective for interim and annual periods beginning after December 15, 2011. The provisions of the Update are to be applied prospectively and early adoption is not permitted. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In June 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-05, to ASC 220, "Comprehensive Income." The Update is an amendment to existing literature and requires that all non-owner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate, but consecutive statements. The Update also requires entities to present, on the face of the financial statement, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of that net income and the components of other comprehensive income are presented. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In September 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-08 to ASC 350, "Intangibles—Goodwill and Other." The Update amends existing literature to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two step impairment test is unnecessary. If an entity concludes otherwise, then it is required to perform the first step of the two step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. The Update is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of the Update to existing standards is not expected to have a significant impact to the Company's consolidated financial statements.

        In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-12 to ASC 220, "Comprehensive Income." The Update defers the effective date for amendments to the presentation of reclassifications of items out of other accumulated comprehensive income, as required by Accounting Standards Update No. 2011-05. The deferment is intended to allow the Financial Accounting Standards Board adequate time to re-deliberate the proposed changes to present on the face of the financial statements the effects of reclassifications out of accumulated comprehensive income on the components of net income and other comprehensive income for all periods presented.